Share capital - Issued Share Capital (Details) - ZAR (R) R / shares in Units, R in Millions				12 Months Ended
	Jun. 26, 2018	Jun. 04, 2018	Feb. 26, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Equity				R 228,608	R 217,234	R 212,418	R 196,483
Repurchase and cancellation of shares				43,503,454
Share capital
Disclosure of classes of share capital [line items]
Equity				R 15,775	29,282	29,282	29,228
Share repurchase programme
Disclosure of classes of share capital [line items]
Equity					R (2,641)	R (2,641)	R (2,641)
Sasol Inzalo share transaction
Disclosure of classes of share capital [line items]
Repurchase and cancellation of shares	9,461,882	25,231,686
Share repurchase price	R 475.03	R 0.01
Sasol Investment Company Pty Ltd
Disclosure of classes of share capital [line items]
Repurchase and cancellation of shares			8,809,886
Treasury shares (in shares)				0	8,809,886	8,809,886
Treasury shares, percentage of issued shares held by subsidiary (as a percent)					1.43%	1.43%